As filed with the Securities and Exchange             Registration No. 33-75996*
Commission on August 24, 1999                         Registration No. 811-2512

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------

                       POST-EFFECTIVE AMENDMENT NO. 19 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

                immediately upon filing pursuant to paragraph (b) of Rule 485
       ------
          X     on September 1, 1999 pursuant to paragraph (b) of Rule 485
       ------

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:
33-88722, 2-52448; and the individual deferred compensation contracts covered by Registration Statement No. 33-76000.

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET

                                                    LOCATION - PROSPECTUS
                                              DATED MAY 3, 1999, AND AS AMENDED
                                              BY SUPPLEMENTS DATED JUNE 1, 1999
FORM N-4                                            AND SEPTEMBER 1, 1999
ITEM NO.           PART A (PROSPECTUS)

    1       Cover Page....................... Cover Page

    2       Definitions...................... Not Applicable

    3       Synopsis......................... Contract Overview; Fee Table

    4       Condensed Financial Information.. Condensed Financial Information;
                                              Appendix V - Condensed Financial
                                              Information

    5       General Description of
            Registrant, Depositor, and        Other Topics - The Company;
            Portfolio Companies.............. Variable Annuity Account B;
                                              Appendix IV - Fund Descriptions

    6       Deductions and Expenses.......... Fees

    7       General Description of Variable
            Annuity Contracts................ Contract Overview; Other Topics

    8       Annuity Period................... The Income Phase

    9       Death Benefit.................... Death Benefit

   10       Purchases and Contract Value..... Contract Purchase and
                                              Participation; Your Account Value

   11       Redemptions...................... Right to Cancel; Withdrawals;
                                              Systematic Distribution Options

   12       Taxes............................ Taxation

   13       Legal Proceedings................ Other Topics - Legal Matters and
                                              Proceedings

   14       Table of Contents of the
            Statement of Additional           Contents of the Statement of
            Information...................... Additional Information

FORM N-4       PART B (STATEMENT OF ADDITIONAL       LOCATION - STATEMENT OF
ITEM NO.                INFORMATION)                  ADDITIONAL INFORMATION

   15       Cover Page..........................  Cover page

   16       Table of Contents...................  Table of Contents

   17       General Information and History.....  General Information and
                                                  History

   18       Services............................  General Information and
                                                  History; Independent Auditors

   19       Purchase of Securities Being Offered  Offering and Purchase of
                                                  Contracts

   20       Underwriters........................  Offering and Purchase of
                                                  Contracts

   21       Calculation of Performance Data.....  Performance Data; Average
                                                  Annual Total Return Quotations

   22       Annuity Payments....................  Income Phase Payments

   23       Financial Statements................  Financial Statements


                           PART C (OTHER INFORMATION)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B

The Prospectus and Statement of Additional Information are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 19 by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 33-75996), as filed on April 7, 1999 and declared effective on May 3, 1999 and Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-75996), as filed on May 24, 1999 and declared effective on June 1, 1999.

A Supplement to the Prospectus dated September 1, 1999 is included in Part A of this Post-Effective Amendment.

                           VARIABLE ANNUITY ACCOUNT C
                           VARIABLE ANNUITY ACCOUNT B


                    Aetna Life Insurance and Annuity Company



                       Supplement Dated September 1, 1999
            to May 3, 1999 Prospectus or Contract Prospectus Summary



GENERAL DESCRIPTION OF GET G

Series G of the Aetna GET Fund (GET G) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company or we) makes a guarantee, as described below, when you direct money into GET G. Aeltus Investment Management, Inc. serves as the investment adviser to GET G.

We will offer GET G shares only during its offering period, which is scheduled to run from September 15, 1999 through the close of business on December 14, 1999. GET G may not be available under your contract, your plan or in your state. Please read the GET G prospectus for a more complete description of GET G, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET G

GET G seeks to achieve maximum total return, without compromising a minimum targeted return, by participating in favorable equity market performance during the guarantee period.


GET G's guarantee period runs from December 15, 1999 through December 14, 2004. During the offering period, all GET G assets will be invested in money market instruments, and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE

The guarantee period for GET G will end on December 14, 2004, which is GET G's maturity date. The Company guarantees that the value of an accumulation unit of the GET G subaccount under the contract on the maturity date (as valued after the close of business on December 14, 2004), will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET G subaccount to make up the difference. This means that if you remain invested in GET G until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET G as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET G subaccount. The value of dividends or distributions made by GET G during the guarantee period are not included in the guarantee, nor does the guarantee promise that you will earn the fund's minimum targeted return referred to in the investment objective.


If you withdraw or transfer funds from GET G before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

MATURITY DATE

Before the maturity date, we will send a notice to each contract holder or participant who has amounts in GET G. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET G amounts. If you do not make a choice, on the maturity date we will transfer your GET G amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund Series is available, we will transfer your GET G amounts to the fund or funds designated by the Company. We will make these transfers as of the unit value next determined after the transfer.









X.GETGSPON-99                                              September 1999

INCOME PHASE
GET G is not available during the income phase. You should not select this option if you wish to begin income payments or to make other withdrawals or transfers before the maturity date. You must transfer your GET G account value to another available investment option before you may elect an income phase payment option. As stated above, the Company's guarantee will not apply to amounts you withdraw or transfer before the maturity date.

REINVESTMENT
Some contracts allow you to reinvest all or a portion of the proceeds after a full withdrawal. If you withdraw amounts from GET G and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET G amounts among the other investment options in which you were invested, on a pro rata basis.

The following information supplements the Fee Table contained in the prospectus or the contract prospectus summary:

FEES DEDUCTED FROM YOUR INVESTMENTS IN THE SEPARATE ACCOUNT In addition to the amounts currently listed under the heading "Fee Table" in the prospectus or contract prospectus summary, we will make a daily deduction of a GET G Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET G investment option:


 GET G Guarantee Charge (deducted daily during the Guarantee Period) .....   0.50%
Maximum Total Separate Account Expenses ..................................   2.00%(1)

(1) The Total Separate Account Expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus or contract prospectus summary.

Aetna GET Fund Series G Annual Expenses
(As a percentage of the average net assets)


                              Investment                               Total Fund Annual Expenses
                           Advisory Fees(2)     Other Expenses(3)   (after expense reimbursement)(4)
                           ----------------     -----------------   --------------------------------
Aetna GET Fund Series G         0.60%                0.15%                     0.75%

For more information regarding expenses paid out of assets of the fund, see the GET G prospectus.




















-----------------------

(2) The Investment Advisory Fee will be 0.25% during the Offering Period and 0.60% during the Guarantee Period.

(3) "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET G and any additional direct fund expenses.

(4) The Adviser is contractually obligated through GET G's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of GET G's other expenses in order to ensure that GET G's Total Fund Annual Expenses do not exceed 0.75% of the fund's average daily net assets. It is not expected that GET G's actual expenses without this waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus:


Hypothetical Examples of Account Fees (EXAMPLE)--Aetna GET Fund Series G


THE EXAMPLES ARE PURELY HYPOTHETICAL. THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURNS. ACTUAL EXPENSES AND/OR RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.


The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the GET G investment option under the contract (until GET G's maturity date) and a 5% return on assets.(5)


             Example A                                     Example B
If you withdraw your entire account           If you leave your entire account value
value at the end of the periods shown,        invested or if you selectan income
you would pay the following expenses,         phase option at the end of the periods
including any applicable early                shown, you would pay the following
withdrawal charges assessed:                  expenses (no early withdrawal charge
                                              is assessed):

1 Year      3 Years     5 Years               1 Year     3 Years     5 Years
--------   ---------   ---------             --------   ---------   --------
$79           $140        $204                  $28        $87        $148

-----------------------

(5) The examples shown above reflect an annual mortality and expense risk charge of 1.25%, an annual contract administrative expense charge of 0.25%, an annual GET G guarantee charge of 0.50%, an annual maintenance fee that has been converted to a percentage of assets equal to 0.050%, and all charges and expenses of GET G. Example A reflects an early withdrawal charge of 5% of the account value at the end of years 1, 3 and 5. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus or contract prospectus summary.)

X.GETGSPON-99                                              September 1999

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
------------------------------------------
  (a) Financial Statements:
      (1)   Incorporated by reference in Part A:
            Condensed Financial Information
      (2)   Incorporated by reference in Part B:
            Financial Statements of Variable Annuity Account B:
            -  Statement of Assets and Liabilities as of December 31,
               1998
            - Statements of Operations and Changes in Net Assets for the years ended December 31, 1998 and 1997
            -  Condensed Financial Information for the year ended
               December 31, 1998
            -  Notes to Financial Statements
            -  Independent Auditors' Report
            Financial Statements of the Depositor:
            -  Independent Auditors' Report
            - Consolidated Statements of Income for the years ended December 31, 1998, 1997 and 1996
            -  Consolidated Balance Sheets as of December 31, 1998 and
               1997
            - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1998, 1997 and 1996
            - Consolidated Statements of Cash Flows for the years ended December 31, 1998, 1997 and 1996
            -  Notes to Consolidated Financial Statements

  (b) Exhibits
      (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account B(1)
      (2)    Not applicable
      (3.1)  Broker-Dealer Agreement(2)
      (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)
      (4.1)  Variable Annuity Contract (G-CDA-HF)(4)
      (4.2)  Variable Annuity Certificate (GTCC-HF)(5)
      (4.3)  Variable Annuity Contract (IA-CDA-IA) (4)
      (4.4)  Variable Annuity Contract (G-CDA-HD)(6)
      (4.5)  Variable Annuity Contract Certificate (GTCC-HD)(7)
      (4.6) Variable Annuity Contracts (GID-CDA-HO), (GLID-CDA-HO) and (GSD-CDA-HO)(8)
      (4.7)  Variable Annuity Contract (I-CDA-HD)(9)
      (4.8)  Endorsement (EGET-IC(R)) to Contract G-CDA-HF(3)
      (4.9) Endorsements (EIGET-IC(R)), (EIGF-IC) and (EGF-IC (SPD)) to Contract IA-CDA-IA(10)

      (4.10) Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO and
             GSD-CDA-HO(4)
      (4.11) Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and
             G-CDA-HD(11)
      (4.12) Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO, GID-CDA-HO and
             GSD-CDA-HO(12)
      (4.13) Endorsement (E2ACB95) to Contract GLID-CDA-HO(8)
      (4.14) Endorsement (EGETE-IC(R)) to Contract GLID-CDA-HO(12)
      (4.15) Endorsement (EGET(99)) to Contracts and Certificates Nos.:
             G-CDA-HF, GTCC-HF, IA-CDA-IA, G-CDA-HD, GTCC-HD, GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO, and I-CDA-HD(13)
      (5.1)  Variable Annuity Contract Application (300-GTD-IA)(14)
      (5.2)  Variable Annuity Contract Application (710.00.141)(15)
      (6.1) Certificate of Incorporation of Aetna Life Insurance and Annuity Company(16)
      (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(9)
      (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(17)
      (7)    Not applicable
      (8.1) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and AIM dated June 30, 1998(18)
      (8.2) Service Agreement between Aetna Life Insurance and Annuity Company and AIM effective June 30, 1998(19)
      (8.3) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)
      (8.4) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(19)
      (8.5) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
      (8.6) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(19)
      (8.7) Fund Participation Agreement among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(20)
      (8.8) Service Agreement between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company Dated December 1, 1997(20)
      (8.9) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
             and March 1, 1996(9)
      (8.10) Fifth Amendment dated as of May 1, 1997 to the Fund Participation
             Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,
             1996(21)
      (8.11) Sixth Amendment dated November 6, 1997 to the Fund Participation
             Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996
             and May 1, 1997(22)
      (8.12) Seventh Amendment dated as of May 1, 1998 to the Fund Participation
             Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
             1996, May 1, 1997 and November 6, 1997(2)
      (8.13) Fund Participation Agreement between Aetna Life Insurance and
             Annuity Company, Variable Insurance Products Fund II and Fidelity Distribution Corporation dated February 1, 1994 and amended December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
             and March 1, 1996(9)
      (8.14) Fifth Amendment dated as of May 1, 1997 to the Fund Participation
             Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,
             1996(21)
      (8.15) Sixth Amendment dated as of January 20, 1998 to the Fund
             Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996,
             March 1, 1996 and May 1, 1997(23)

      (8.16) Seventh Amendment dated as of May 1, 1998 to the Fund Participation
             Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
             1996, May 1, 1997 and January 20, 1998(2)
      (8.17) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(24)
      (8.18) Amendment dated January 1, 1997 to Service Agreement between Aetna
             Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(21)
      (8.19) Service Contract between Fidelity Distributors Corporation and
             Aetna Life Insurance and Annuity Company dated May 2, 1997(19) (8.20) Fund Participation Agreement among Janus Aspen Series and Aetna
             Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(25)
      (8.21) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(19)
      (8.22) Service Agreement between Janus Capital Corporation and Aetna Life
             Insurance and Annuity Company dated December 8, 1997(25)
      (8.23) Fund Participation Agreement between Aetna Life Insurance and
             Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended on February 11, 1991(3)
      (8.24) Fund Participation Agreement dated March 11, 1997 between Aetna
             Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(26)
      (8.25) Service Agreement effective as of March 11, 1997 between
             Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(26)
      (9)    Opinion and Consent of Counsel
      (10)   Consent of Independent Auditors
      (11)   Not applicable
      (12)   Not applicable
      (13)   Schedule for Computation of Performance Data(27)
      (14)   Not applicable
      (15.1) Powers of Attorney(28)
      (15.2) Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

4. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on July 29, 1997.
5. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.
6. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 22, 1996.
7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.
8. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75982), as filed on February 20, 1997.
9. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
10. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed on August 30, 1996.
11. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 13, 1998.
12. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 30, 1996.
13. Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.
14. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 19, 1997.
15. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75996), as filed on August 21, 1997.
16. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
17. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.
18. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
19. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
20. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
21. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
22. Incorporated by Reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
23. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
24. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
25. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.

26. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
27. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75996), as filed on April 16, 1998.
28. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 25, 1999.

Item 25. Directors and Officers of the Depositor
------------------------------------------------

Name and Principal
Business Address*                    Positions and Offices with Depositor
-----------------                    ------------------------------------
Thomas J. McInerney                  Director and President

Shaun P. Mathews                     Director and Senior Vice President

Catherine H. Smith                   Director, Chief Financial Officer and
                                     Senior Vice President

Deborah Koltenuk                     Vice President, Corporate Controller,
                                     and Assistant Treasurer

Therese M. Squillacote               Vice President and Chief Compliance
                                     Officer

Kirk P. Wickman                      Senior Vice President, General
                                     Counsel and Corporate Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
-------------------------------------------------------------------------

   Incorporated herein by reference to Item 24 of Post-Effective
Amendment No. 31 to Registration Statement on Form N-1A (File No.
33-41694), as filed on May 17, 1999.

Item 27. Number of Contract Owners
----------------------------------

   As of June 30, 1999, there were 84,398 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28. Indemnification
------------------------

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or
(2) a court has determined that indemnification is appropriate pursuant to
Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in
Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter
------------------------------

   (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. and as the principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

   (b) See Item 25 regarding the Depositor.

   (c) Compensation as of December 31, 1998:

   (1)                 (2)                (3)                 (4)               (5)
Name of          Net Underwriting    Compensation
Principal        Discounts and       on Redemption         Brokerage
Underwriter      Commissions         or Annuitization      Commissions     Compensation*
-----------      ----------------    ----------------      -----------     -------------
Aetna Life                            $684,000                             $42,930,000
Insurance and
Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30. Location of Accounts and Records
-----------------------------------------

   All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

               Aetna Life Insurance and Annuity Company
               151 Farmington Avenue
               Hartford, Connecticut  06156

Item 31. Management Services
----------------------------

     Not applicable

Item 32. Undertakings
---------------------

   Registrant hereby undertakes:

   (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

   (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

   (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

   (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75996) and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 24th day of August, 1999.

                                   VARIABLE ANNUITY ACCOUNT B OF AETNA
                                   LIFE INSURANCE AND ANNUITY COMPANY
                                     (Registrant)

                              By:  AETNA LIFE INSURANCE AND ANNUITY
                                   COMPANY
                                     (Depositor)

                              By:  Thomas J. McInerney*
                                   ------------------------------------------
                                   Thomas J. McInerney
                                   President


   As required by the Securities Act of 1933, this Post-Effective Amendment No. 19 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                  Title                                         Date
---------                  -----                                         ----
Thomas J. McInerney*       Director and President                     )
------------0-------------- (principal executive officer)             )
Thomas J. McInerney                                                   )
                                                                      )
Shaun P. Mathews*           Director                                  ) August
--------------------------                                            ) 24, 1999
Shaun P. Mathews                                                      )
                                                                      )
Catherine H. Smith*         Director and Chief Financial Officer      )
--------------------------                                            )
Catherine H. Smith                                                    )
                                                                      )
Deborah Koltenuk*          Vice President, Corporate Controller, and  )
-------------------------- Assistant Treasurer                        )
Deborah Koltenuk                                                      )


By:  /s/  J. Neil McMurdie
     -----------------------------------------
     J. Neil McMurdie
     *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  Exhibit Index


Exhibit No.     Exhibit
-----------     -------

99-B.9          Opinion and Consent of Counsel                    __________

99-B.10         Consent of Independent Auditors                   __________